8. INTANGIBLE ASSETS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details Narrative
Useful lives of intangible assets	14 years	14 years
Amortization expense	$ 64,286	$ 64,285	$ 64,285